Employee Benefit Plan (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Defined benefit plan contribution				$ 3.5
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Defined benefit plan contribution	$ 1.5	$ 2.0	$ 3.5
Retirement and post-employment plans contribution	$ 0.6	$ 0.7	$ 1.1	$ 1.6